CONDENSED BALANCE SHEETS (unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets
Current asset - cash	$ 68,386	$ 1,184,215
Prepaid assets	283,063	315,219
Total current assets	351,449	1,499,434
Cash and securities held in Trust Account	116,181,780	116,162,473
Total Assets	116,533,229	117,661,907
Liabilities and Stockholders’ Equity
Accounts payable	1,591,223	96,248
Due to related party	10,000	0
Total current liabilities	1,601,223	96,248
Warrant liability	14,400,570	12,372,000
Deferred underwriting discount	4,025,000	4,025,000
Total liabilities	20,026,793	16,493,248
Common stock subject to possible redemption, 9,521,649 shares at redemption value	91,506,431	96,168,654
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,398,351 shares issued and outstanding (excluding 9,521,649 shares subject to possible redemption)	586	540
Additional paid-in capital	5,569,218	907,041
Retained earnings	(569,799)	4,092,424
Total stockholders’ equity	5,000,005	5,000,005
Total Liabilities and Stockholders’ Equity	$ 116,533,229	$ 117,661,907